Short-Term Investment (Details) - Schedule of amortized cost and fair value	Dec. 31, 2019 USD ($)
Amortized cost [Member]
Short-term investments
Due within six months	$ 8,610,796
Total	8,610,796
Fair value [Member]
Short-term investments
Due within six months	8,610,796
Total	$ 8,610,796